UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 6.7%
The Boeing Co.(a)	131,800	$7,136,970
General Dynamics Corp.	93,000	6,007,800

		13,144,770

Beverages — 2.4%
The Coca-Cola Co.	87,735	4,711,369

Capital Markets — 1.1%
Ameriprise Financial, Inc.	61,125	2,220,671

Computers & Peripherals — 11.7%
Hewlett-Packard Co.(a)	255,074	12,042,044
International Business Machines Corp.	92,371	11,048,495

		23,090,539

Consumer Finance — 4.6%
American Express Co.	271,045	9,188,425

Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	124,728	5,465,581

Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies, Inc.(b)	29,749	827,915

Energy Equipment & Services — 5.8%
Schlumberger Ltd.	172,339	10,271,405
Transocean Ltd.(b)	14,795	1,265,416

		11,536,821

Food & Staples Retailing — 3.0%
Wal-Mart Stores, Inc.	119,846	5,883,240

Food Products — 1.0%
General Mills, Inc.	8,497	547,037
Kraft Foods, Inc. - Class A	53,285	1,399,797

		1,946,834

Health Care Equipment & Supplies — 0.4%
Medtronic, Inc.	22,800	839,040

Household Products — 5.7%
The Procter & Gamble Co.	195,930	11,348,266

Industrial Conglomerates — 2.6%
General Electric Co.	317,848	5,219,064

Insurance — 6.2%
Berkshire Hathaway, Inc. - Class B(b)	3,687	12,251,901

IT Services — 2.6%
The Western Union Co.	266,480	5,041,802

Life Sciences Tools & Services — 2.1%
Millipore Corp.(b)	59,603	4,191,879

Machinery — 3.2%
Caterpillar, Inc.(a)	124,256	6,378,060

Multiline Retail — 5.9%
Target Corp.	248,429	11,596,666

Oil, Gas & Consumable Fuels — 8.3%
BP Plc - ADR(a)	116,846	6,219,713
Exxon Mobil Corp.	148,496	10,188,310

		16,408,023

Pharmaceuticals — 14.4%
AstraZeneca Plc - ADR	64,000	2,876,800
Johnson & Johnson	120,414	7,332,008
Merck & Co., Inc.	83,999	2,656,888
Novartis AG - ADR	161,364	8,129,518
Pfizer, Inc.	80,583	1,333,649
Wyeth	125,465	6,095,090

		28,423,953

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	40,915	800,707

Software — 4.8%
Microsoft Corp.	367,277	9,508,802

Tobacco — 2.6%
Altria Group, Inc.	77,000	1,371,370
Philip Morris International, Inc.	77,000	3,752,980

		5,124,350

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	64,452	1,450,170

Total Long-Term Investments (Cost — $42,053,221) — 99.4%		196,598,848

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.22%(c)(d)	968,322	968,322
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	19,231,000	19,231,000

Total Short-Term Securities (Cost — $20,199,322) — 10.2%		20,199,322

Total Investments (Cost — $62,252,543*) — 109.6%		216,798,170
Liabilities in Excess of Other Assets — (9.6)%		(19,076,145)

Net Assets — 100.0%		$197,722,025

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$58,787,849

Gross unrealized appreciation	$158,522,456
Gross unrealized depreciation	(512,135)

Net unrealized appreciation	$158,010,321

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$968,322	$2,046
BlackRock Liquidity Series, LLC Money Market Series	$19,231,000	$4,493

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ADR	American Depositary Receipt

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2009	1

Schedule of Investments (concluded)

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$196,598,848
Short-Term Securities	968,322

Total Level 1	197,567,170

Level 2 – Short-Term Securities	19,231,000
Level 3	—

Total	$216,798,170

[1]	See above Schedule of Investments for values in each industry.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 20, 2009